dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 11, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Dividends per share
Dividends per share	$ 0.4184	$ 0.4184	$ 0.4163	$ 0.4163	$ 0.4023	$ 0.4023	$ 0.3891	$ 0.3891	$ 0.3761	$ 1.6533	$ 1.5566
Dividends declared		$ 649	$ 639	$ 634	$ 610	$ 605	$ 578	$ 577	$ 554	$ 2,532	$ 2,314
Dividend reinvestment in common shares										$ 819	$ 655
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)										5.00%